COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

The Company may from time to time be subject to legal proceedings, investigations, and claims incidental to conduct of our business. The Company is currently not subject to any legal proceeding, investigations, and claims.

Although the COVID-19 pandemic has largely been contained in China, ripple effect of negative impact from the pandemic to the out-of-home advertising business sector continued in the first half of 2021. The China government continues asserted efforts to vaccinate general population, social distancing, mandate mask wearing in the public places and public transportation, prohibit large gatherings, control travels to and from high-risk infectious areas, and track the source of infections. The COVID-19 pandemic may continue to adversely affect the Company’s business and results of operations.

In addition to various promulgations in the past few years, ten Chinese regulatory authorities recently collectively promulgated a guidance to further control and monitor cryptocurrency related trading, exchanges, transaction, banking and financial service, initial coin offering, and other intermediary and derivatives transactions, which are considered illegal in accordance with effectuated laws and regulations and may be subject to penalty criminally. The new guidance also bars foreign cryptocurrency trading platforms and related businesses to provide services to China domestic individuals and business entities, and expands the application of laws and regulations to Chinese employees or contractors of foreign operatives, that provide related services to individuals or business entities domiciled in China. Although, the legality of cryptocurrency mining activity was not specifically mentioned in the guidance, notably in recent events, where the government’s sudden interventions or modifications of the laws and regulations currently in effective could negatively impact the Company’s operations and financial results. The legality of cryptocurrency mining activity may be subject to challenge by Chinese authorities.